Property and Equipment, Net - Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 15,747	$ 11,007
Less accumulated depreciation and amortization	(4,366)	(3,764)
Property and equipment, net	11,381	7,243
Computer Equipment and Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	904	1,504
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,010	2,106
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,118	990
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	10,153	5,845
Capital Leases and Equipment under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 562	$ 562